Financial assets - Disclosure of reconciliation of financial assets classified at amortised cost (Details) - Financial assets at amortised cost - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of reconciliation of changes in loss allowance of financial instruments
Written-off assets	€ (6,350)	€ (6,780)
Exchange differences and other	(778)	1,774
Gross carrying amount | Impaired assets
Disclosure of reconciliation of changes in loss allowance of financial instruments
Financial assets at beginning of period	32,297	34,206
Net additions	8,564	6,119
Written-off assets	(6,350)	(6,780)
Perimeter Changes	502	0
Exchange differences and other	1,044	(2,549)
Financial assets at end of period	€ 36,057	€ 30,996